Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.7%
Alabama Federal Aid Highway Finance Authority RB, 5.00%, 09/01/25	$165	$201,741
Alabama Public School & College Authority RB, Series B, 5.00%, 05/01/25	50	60,440
City of Huntsville AL GOL, 5.00%, 11/01/25	100	122,961
University of Alabama (The) RB, Series B, 5.00%, 07/01/25	60	72,662

		457,804

Alaska — 0.3%
City of Anchorage AK Water Revenue RB, Series B, 5.00%, 05/01/25	40	48,307
Municipality of Anchorage AK GO
Series C, 5.00%, 09/01/25	25	30,475
Series D, 5.00%, 09/01/25	30	36,571
State of Alaska GO, Series B, 5.00%, 08/01/25	50	60,945

		176,298

Arizona — 3.2%
Arizona State University RB, 5.00%, 07/01/25	75	91,092
Arizona Transportation Board RB, 5.00%, 07/01/25	160	194,422
City of Phoenix AZ GO, 5.00%, 07/01/25	90	109,522
City of Phoenix Civic Improvement Corp. RB 5.00%, 07/01/25	140	170,202
Series A, 5.00%, 07/01/25	100	121,338
Series D, 5.00%, 07/01/25	125	151,451
County of Pima AZ GOL, 4.00%, 07/01/25	120	139,362
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/25	100	121,632
Maricopa County Community College District GO, 5.00%, 07/01/25	245	298,143
Maricopa County High School District No. 210-Phoenix GO, 5.00%, 07/01/25	25	30,349
Maricopa County Unified School District No. 48 Scottsdale GO, Series A, 5.00%, 07/01/25	15	18,236
Salt River Project Agricultural Improvement & Power District RB, Series A, 5.00%, 01/01/25	195	233,643
State of Arizona Lottery Revenue RB, 5.00%, 07/01/25	200	243,146
University of Arizona (The) RB, 4.00%, 06/01/25	50	57,893

		1,980,431

California — 9.7%
Beverly Hills Unified School District CA GO, 0.00%, 08/01/25(a)	50	46,961
California Educational Facilities Authority RB, Series A, 5.00%, 10/01/25	40	49,607
California State Public Works Board RB
5.00%, 04/01/25	25	30,239
Series A, 5.00%, 06/01/25	50	60,802
Series B, 5.00%, 10/01/25	55	67,591
Series C, 5.00%, 11/01/25	45	55,446
Series D, 5.00%, 04/01/25	50	60,479
Series D, 5.00%, 06/01/25	50	60,802
California State University RB
Series A, 4.00%, 11/01/25	25	29,590
Series A, 5.00%, 11/01/25	70	86,782
Campbell Union High School District GO, Series B, 5.00%, 08/01/25	70	86,295
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/25	90	109,757
Series C, 5.00%, 05/15/25	25	30,488
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/25	80	99,281

Security	Par (000)	Value

California (continued)
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/25	$35	$42,513
East Bay Municipal Utility District Water System Revenue RB, 4.00%, 06/01/25	85	99,479
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/25	25	30,705
El Camino Community College District GO, 5.00%, 08/01/25	15	18,501
Escondido Union High School District GO, Series A, 0.00%, 08/01/25 (AGC)(a)	50	46,807
Foothill-De Anza Community College District GO, Series B, 0.00%, 08/01/25 (NPFGC)(a)	100	94,179
Los Angeles Community College District/CA GO, Series C, 5.00%, 08/01/25	155	190,893
Los Angeles County Metropolitan Transportation Authority RB 5.00%, 06/01/25	105	128,605
Series A, 5.00%, 07/01/25	35	42,987
Los Angeles Department of Water & Power System Revenue RB 5.00%, 07/01/25	15	18,342
Series C, 5.00%, 07/01/25	40	48,913
Los Angeles Department of Water RB, 5.00%, 07/01/25	25	30,600
Los Angeles Unified School District/CA GO, Series A, 5.00%, 07/01/25	435	530,643
Manhattan Beach Unified School District GO, 0.00%, 09/01/25 (NPFGC)(a)	40	37,489
Mount San Antonio Community College District GO, Series A, 0.00%, 08/01/25(a)	100	93,667
Newport Mesa Unified School District GO, 0.00%, 08/01/25 (NPFGC)(a)	50	47,270
Oak Grove School District GO, 0.00%, 08/01/25(a)	25	23,314
Palo Alto Unified School District GO, 0.00%, 08/01/25(a)	180	169,708
Palomar Community College District GO, Series B, 0.00%, 08/01/25(a)	125	117,084
Pasadena Area Community College District GO, Series A, 5.00%, 08/01/25	30	37,002
Riverside Community College District GO, Series D, 0.00%, 08/01/25(a)	20	18,733
Sacramento City Financing Authority RB, 5.25%, 12/01/25 (AMBAC)	25	31,335
Sacramento Municipal Utility District RB, Series E, 5.00%, 08/15/25	55	67,621
San Diego Community College District GO, 5.00%, 08/01/25	75	92,458
San Diego Unified School District/CA GO
Series C-2, 5.50%, 07/01/25 (AGM)	105	131,615
Series D-1, 5.50%, 07/01/25 (NPFGC)	25	31,307
Series J-2, 4.00%, 07/01/25	85	99,695
Series J-2, 5.00%, 07/01/25	30	36,774
San Francisco City & County Public Utilities Commission Wastewater Revenue RB 4.00%, 10/01/25	25	29,557
Series A, 5.00%, 10/01/25	50	61,883
San Jose Unified School District GO, Series C, 0.00%, 08/01/25 (NPFGC)(a)	150	141,501
San Mateo County Community College District GO, Series B, 0.00%, 09/01/25 (NPFGC)(a)	195	184,593
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/25	20	24,555
State of California Department of Water Resources RB, 5.00%, 12/01/25	150	186,749
State of California GO
4.00%, 03/01/25	20	23,135
4.00%, 09/01/25	100	117,138

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
4.00%, 10/01/25	$20	$23,476
5.00%, 03/01/25	55	66,349
5.00%, 04/01/25	150	181,437
5.00%, 08/01/25	195	238,390
5.00%, 09/01/25	330	404,488
5.00%, 10/01/25	450	553,018
5.00%, 11/01/25	240	295,711
Series A, 5.00%, 08/01/25	100	122,251
University of California RB, Series A, 5.00%, 05/15/25	45	55,062
Upper Santa Clara Valley Joint Powers Authority RB, Series A, 5.00%, 08/01/25	85	104,838

		6,046,490

Colorado — 0.8%
Board of Governors of Colorado State University System RB, Series C, 2.50%, 03/01/25	25	26,840
Board of Water Commissioners City & County of Denver (The) RB, 4.00%, 09/15/25	30	35,157
City & County of Denver Co. Airport System Revenue RB, Series A, 5.00%, 11/15/25	150	183,810
County of Adams Co. COP, 5.00%, 12/01/25	40	49,031
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/25	15	18,358
Denver City & County School District No. 1 GO, 5.00%, 12/01/25 (SAW)	65	80,048
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/25 (NPFGC)(a)	10	9,197
State of Colorado COP, Series L, 5.00%, 03/15/25	25	29,988
University of Colorado RB, Series A, 5.00%, 06/01/25 (NPFGC)	70	84,636

		517,065

Connecticut — 1.7%
State of Connecticut GO
Series A, 5.00%, 04/15/25	50	60,130
Series B, 5.00%, 05/15/25	100	120,570
Series B, 5.00%, 06/15/25	100	120,879
Series C, 5.00%, 06/15/25	95	114,835
Series E, 5.00%, 09/15/25	20	24,360
Series F, 5.00%, 11/15/25	140	171,380
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/25	20	24,175
Series A, 5.00%, 09/01/25	125	151,469
Series B, 5.00%, 08/01/25	160	193,402
Series B, 5.00%, 10/01/25	45	54,635

		1,035,835

Delaware — 0.7%
City of Wilmington DE GO, 5.00%, 12/01/25	15	18,492
Delaware Transportation Authority RB, 5.00%, 07/01/25	125	152,261
State of Delaware GO
5.00%, 03/01/25	100	120,689
5.00%, 10/01/25	40	49,182
Series A, 5.00%, 02/01/25	100	120,364

		460,988

District of Columbia — 1.3%
District of Columbia GO
5.00%, 06/01/25	165	200,647
Series A, 5.00%, 06/01/25	60	72,962
Series D, 5.00%, 06/01/25	60	72,962
District of Columbia RB, Series A, 5.00%, 12/01/25	60	74,121
District of Columbia Water & Sewer Authority RB, 5.00%, 10/01/25	125	153,229

Security	Par (000)	Value

District of Columbia (continued)
Washington Metropolitan Area Transit Authority RB, 5.00%, 07/01/25	$200	$243,264

		817,185

Florida — 5.3%
Central Florida Expressway Authority RB, 5.00%, 07/01/25	140	168,969
County of Miami-Dade FL Aviation Revenue RB 5.00%, 10/01/25	100	121,842
Series B, 5.00%, 10/01/25	75	91,382
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/25	195	239,400
County of Seminole FL Sales Tax Revenue RB, Series B, 5.25%, 10/01/25 (NPFGC)	60	74,263
Florida Department of Environmental Protection RB 5.00%, 07/01/25	105	127,405
Series A, 5.00%, 07/01/25	80	97,070
Florida State Development Commission/Everglades Parkway RB, Series A, 5.00%, 07/01/25	60	73,085
Hillsborough County School Board COP, Series A, 5.00%, 07/01/25	50	60,464
Orange County School Board COP, 5.00%, 08/01/25	50	60,706
Palm Beach County School District COP, Series B, 5.00%, 08/01/25	120	145,981
School Board of Miami-Dade County (The) COP, Series A, 5.00%, 05/01/25	85	101,641
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/25	230	276,398
School District of Broward County/FL COP
Series A, 5.00%, 07/01/25	120	145,182
Series C, 5.00%, 07/01/25	140	169,379
School District of Broward County/FL GO, 5.00%, 07/01/25	150	181,918
State of Florida Department of Transportation RB, 5.00%, 07/01/25	200	243,500
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/25	165	200,595
State of Florida GO
Series A, 5.00%, 06/01/25	95	115,138
Series A, 5.00%, 07/01/25	40	48,653
Series B, 5.00%, 06/01/25	115	139,378
Series B, 5.00%, 07/01/25	10	12,163
Series C, 5.00%, 06/01/25	190	230,276
Series D, 5.00%, 06/01/25	85	103,018
Tampa Bay Water RB, 5.00%, 10/01/25	35	42,839
Volusia County School Board COP, Series A, 5.00%, 08/01/25 (BAM)	15	18,302

		3,288,947

Georgia — 1.7%
City of Atlanta GA Water & Wastewater Revenue RB 5.75%, 11/01/25 (AGM)	100	127,022
Series B, 5.00%, 11/01/25	50	61,418
Gwinnett County School District GO, 5.00%, 02/01/25	20	24,062
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 4.00%, 07/01/25	90	104,831
State of Georgia GO
5.00%, 07/01/25	60	73,121
Series A, 5.00%, 02/01/25	340	408,867
Series C1, 4.00%, 01/01/25	100	115,126
Series C1, 4.00%, 07/01/25	105	122,424

		1,036,871

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii — 1.9%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/25	$50	$60,640
Series B, 5.00%, 07/01/25	65	78,831
City & County of Honolulu HI GO
5.00%, 09/01/25	225	275,238
5.00%, 10/01/25	45	55,190
County of Hawaii HI GO, Series D, 5.00%, 09/01/25	20	24,429
State of Hawaii GO
5.00%, 01/01/25	25	29,928
5.00%, 05/01/25	100	121,052
5.00%, 10/01/25	365	448,107
State of Hawaii State Highway Fund RB, 4.00%, 01/01/25	75	86,033
University of Hawaii RB, Series B, 5.00%, 10/01/25	20	24,405

		1,203,853

Idaho — 0.2%
Idaho Housing & Finance Association RB, 5.00%, 07/15/25	85	102,458

Illinois — 3.1%
Chicago O’Hare International Airport RB
5.00%, 01/01/25	225	267,206
Series C, 5.00%, 01/01/25	55	65,317
Series F, 5.00%, 01/01/25	150	178,137
Illinois Finance Authority RB
4.00%, 07/01/25	335	389,819
5.00%, 12/01/25	100	123,214
State of Illinois GO
5.00%, 01/01/25	155	177,593
5.00%, 02/01/25	50	57,407
Series D, 5.00%, 11/01/25	560	650,720

		1,909,413

Indiana — 0.8%
Indiana Finance Authority RB
Series B, 5.00%, 02/01/25	80	96,074
Series C, 5.00%, 12/01/25	150	184,533
Indianapolis Local Public Improvement Bond Bank RB, 5.00%, 01/01/25	40	47,736
Purdue University COP, Series A, 5.00%, 07/01/25	40	48,582
Purdue University RB, 5.25%, 07/01/25	105	128,910

		505,835

Iowa — 0.1%
State of Iowa RB, Series A, 5.00%, 06/01/25	50	60,541

Kansas — 0.9%
Johnson County Public Building Commission RB, Series A, 5.00%, 09/01/25	100	122,328
Johnson County Unified School District No. 512 Shawnee Mission GO, Series B, 5.00%, 10/01/25	175	214,846
Sedgwick County Unified School District No. 265 Goddard GO, Series B, 5.00%, 10/01/25	20	24,418
State of Kansas Department of Transportation RB 5.00%, 09/01/25	130	158,788
Series A, 5.00%, 09/01/25	45	54,965

		575,345

Louisiana — 0.6%
State of Louisiana GO
5.00%, 05/01/25	25	30,107
5.00%, 09/01/25	180	218,986
Series B, 5.00%, 08/01/25	100	121,293

		370,386

Security	Par (000)	Value

Maine — 0.3%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/25	$90	$109,057
Series B, 5.00%, 11/01/25	20	24,454
State of Maine GO, Series B, 5.00%, 06/01/25	20	24,263

		157,774

Maryland — 3.7%
City of Baltimore MD RB, 5.00%, 07/01/25	90	109,151
County of Baltimore MD GO, 5.00%, 03/01/25	100	120,578
County of Charles MD GO, 5.00%, 10/01/25	10	12,283
County of Howard MD GO, Series A, 5.00%, 02/15/25	135	162,548
County of Prince George’s MD GOL
Series A, 5.00%, 07/15/25	150	183,029
Series B, 5.00%, 07/15/25	20	24,404
State of Maryland Department of Transportation RB
4.00%, 09/01/25	85	99,365
5.00%, 09/01/25	95	116,328
5.00%, 10/01/25	150	184,154
5.00%, 12/01/25	85	104,515
State of Maryland GO
Second Series, 5.00%, 08/01/25	75	91,643
Series A, 5.00%, 03/15/25	125	150,911
Series A, 5.00%, 08/01/25	200	244,382
Series B, 5.00%, 08/01/25	365	445,997
Washington Suburban Sanitary Commission GO
4.00%, 06/01/25 (GTD)	25	29,088
5.00%, 06/01/25 (GTD)	175	212,705

		2,291,081

Massachusetts — 3.2%
Commonwealth of Massachusetts GOL
5.00%, 07/01/25	250	304,375
Series A, 5.00%, 07/01/25	30	36,525
Series B, 5.00%, 04/01/25	75	90,592
Series B, 5.25%, 09/01/25 (AGM)	155	191,806
Series C, 5.00%, 08/01/25	135	164,795
Series C, 5.00%, 09/01/25	60	73,433
Series C, 5.00%, 10/01/25	135	165,654
Series D, 5.00%, 07/01/25	15	18,263
Series E, 5.00%, 11/01/25 (AMBAC)	75	92,268
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/25	150	182,319
Massachusetts Bay Transportation Authority RB, Series A, 5.00%, 07/01/25	255	310,474
Massachusetts Development Finance Agency RB, Series A, 5.00%, 07/15/25	100	122,257
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/25	75	91,755
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/25	75	89,943
Massachusetts Water Resources Authority RB
Series B, 5.25%, 08/01/25 (AGM)	15	18,529
Series C, 5.00%, 08/01/25	10	12,219
University of Massachusetts Building Authority RB, 5.00%, 11/01/25	25	30,788

		1,995,995

Michigan — 1.3%
Michigan Finance Authority RB
Series A, 5.00%, 12/01/25	45	55,045
Series B, 5.00%, 10/01/25	120	147,100

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan State Building Authority RB
5.00%, 04/15/25	$100	$120,656
Series I, 5.00%, 04/15/25	150	180,984
State of Michigan GO
Series A, 5.00%, 05/01/25	35	42,368
Series B, 4.00%, 11/01/25	110	129,316
University of Michigan RB, 5.00%, 04/01/25	70	84,631
Wayne County Airport Authority RB, Series A, 5.00%, 12/01/25	25	30,533

		790,633

Minnesota — 2.3%
County of Hennepin MN GO, Series A, 5.00%, 12/01/25	250	308,675
Metropolitan Council GO, 5.00%, 03/01/25	65	78,268
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/25	35	41,936
Series C, 5.00%, 01/01/25	100	119,817
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/25	45	54,235
Southern Minnesota Municipal Power Agency RB, Series A, 0.00%, 01/01/25 (NPFGC)(a)	35	32,912
State of Minnesota GO
5.00%, 10/01/25	100	122,831
Series A, 5.00%, 08/01/25	220	268,820
Series A, 5.00%, 10/01/25	25	30,708
Series B, 5.00%, 10/01/25	75	92,123
Series D, 5.00%, 08/01/25	100	122,191
University of Minnesota RB, 5.00%, 10/01/25	150	183,875

		1,456,391

Mississippi — 0.1%
State of Mississippi GO, Series B, 5.00%, 12/01/25	55	67,662

Missouri — 0.4%
Metropolitan St Louis Sewer District RB, 5.00%, 05/01/25	85	102,700
Missouri State Board of Public Buildings RB, Series A, 5.00%, 04/01/25	100	120,564

		223,264

Nebraska — 0.4%
Nebraska Public Power District RB, 5.00%, 01/01/25	75	89,385
Omaha Public Facilities Corp. RB, Series A, 5.00%, 06/01/25	50	60,281
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/25	25	29,834
Omaha Public Power District RB, 5.00%, 02/01/25	50	59,965

		239,465

Nevada — 1.6%
Clark County School District GOL, Series A, 5.00%, 06/15/25	200	241,989
County of Clark Department of Aviation RB, 5.00%, 07/01/25	120	145,675
County of Clark NV GOL
Series A, 5.00%, 06/01/25	25	30,242
Series A, 5.00%, 11/01/25	105	128,648
Series B, 5.00%, 12/01/25	15	18,425
County of Clark NV RB
5.00%, 07/01/25	60	72,591
Series B, 5.00%, 07/01/25	35	42,345
State of Nevada GOL, Series A, 5.00%, 05/01/25	45	54,345
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/25	110	135,255
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/25	55	66,341
Series C, 5.00%, 10/01/25	40	48,737

		984,593

Security	Par (000)	Value

New Hampshire — 0.1%
New Hampshire Municipal Bond Bank RB, Series A, 5.00%, 08/15/25	$75	$91,438

New Jersey — 2.4%
Monmouth County Improvement Authority (The) RB, 5.00%, 02/15/25 (GTD)	100	120,406
New Jersey Economic Development Authority RB
4.00%, 11/01/25 (SAP)	385	433,036
5.00%, 06/15/25	30	35,302
Series A, 4.13%, 06/15/25	80	89,891
New Jersey Educational Facilities Authority RB, Series D, 5.00%, 07/01/25	85	103,488
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/25	30	35,556
Series A, 5.00%, 06/15/25	25	29,418
Series A, 5.75%, 06/15/25 (NPFGC)	65	78,912
New Jersey Turnpike Authority RB
5.00%, 01/01/25	50	59,749
5.50%, 01/01/25 (AMBAC)	185	225,500
State of New Jersey GO, 5.00%, 06/01/25	245	294,953

		1,506,211

New Mexico — 0.5%
New Mexico Finance Authority RB, Series A, 5.00%, 06/15/25	110	133,544
Santa Fe Public School District GO, 5.00%, 08/01/25 (SAW)	85	103,251
State of New Mexico Severance Tax Permanent Fund RB, Series D, 5.00%, 07/01/25	50	60,640

		297,435

New York — 9.1%
City of New York NY GO
5.00%, 08/01/25	360	439,020
Series 1, 5.00%, 08/01/25	65	79,268
Series A, 5.00%, 08/01/25	155	189,022
Series C, 4.00%, 08/01/25	160	186,565
Series C, 5.00%, 08/01/25	155	189,022
County of Monroe NY GOL, 5.00%, 06/01/25 (AGM)	25	30,271
Metropolitan Transportation Authority RB
5.00%, 11/15/25	350	427,964
Series A, 5.00%, 11/15/25	90	110,684
Series B, 5.00%, 11/15/25	95	115,994
Series C-1, 5.00%, 11/15/25	45	54,945
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 07/15/25 (SAW)	35	42,708
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/25	100	116,220
5.00%, 08/01/25	270	330,239
5.00%, 11/01/25	145	178,752
Series A-1, 5.00%, 08/01/25	10	12,231
Series C, 5.00%, 11/01/25	120	147,932
New York City Water & Sewer System RB
4.00%, 06/15/25	20	23,407
5.00%, 06/15/25	75	91,713
New York State Dormitory Authority RB
5.00%, 02/15/25	45	54,160
5.00%, 03/15/25	210	253,890
Series A, 5.00%, 02/15/25	160	192,568
Series A, 5.00%, 03/15/25	140	169,037
Series A, 5.00%, 07/01/25	70	85,048
Series B, 5.00%, 02/15/25	265	318,941
Series B, 5.50%, 03/15/25 (AMBAC)	70	86,142

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series D, 5.00%, 02/15/25	$390	$469,384
Series E, 5.00%, 02/15/25	10	12,036
Series E, 5.00%, 03/15/25	65	78,440
New York State Environmental Facilities Corp. RB 5.00%, 06/15/25	200	244,098
Series A, 4.00%, 06/15/25	30	35,008
New York State Urban Development Corp. RB
5.00%, 03/15/25	350	422,369
Series A, 5.00%, 03/15/25	140	168,948
Series C, 5.00%, 03/15/25	15	18,102
Port Authority of New York & New Jersey RB
5.00%, 05/01/25	100	121,625
Series 205, 5.00%, 11/15/25	10	12,375
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/25	15	18,533
Series A, 5.00%, 11/15/25	50	61,777
Series B, 5.00%, 11/15/25	25	30,904

		5,619,342

North Carolina — 3.2%
City of Charlotte NC COP, Series B, 5.00%, 06/01/25	50	60,628
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/25	65	79,215
City of Raleigh NC GO, Series A, 5.00%, 09/01/25	100	122,572
County of Durham NC GO, 5.00%, 10/01/25	250	307,232
County of Forsyth NC GO
5.00%, 07/01/25	55	67,060
5.00%, 12/01/25	100	123,534
County of Guilford NC GO, 5.00%, 03/01/25	240	289,387
County of Iredell NC RB, 5.00%, 12/01/25	25	30,708
County of New Hanover NC GO, 5.00%, 08/01/25	100	122,251
County of Wake NC GO, Series C, 5.00%, 03/01/25	70	84,444
State of North Carolina GO
5.00%, 06/01/25	100	121,604
Series A, 5.00%, 06/01/25	50	60,802
Series B, 5.00%, 06/01/25	445	541,138

		2,010,575

Ohio — 2.7%
City of Cincinnati OH GO, 4.00%, 12/01/25	120	140,467
City of Cleveland OH GO, 5.00%, 12/01/25	85	104,244
City of Columbus OH GO
4.00%, 04/01/25	35	40,419
Series 1, 5.00%, 07/01/25	160	194,800
City of Columbus OH GOL, Series B, 4.00%, 07/01/25	25	29,048
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/25	115	141,110
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series 2015-A, 5.00%, 12/01/25	200	246,428
Series B, 5.00%, 12/01/25	35	43,125
State of Ohio GO
Series A, 5.00%, 06/15/25	150	182,017
Series A, 5.00%, 09/01/25	60	73,287
Series B, 5.00%, 09/01/25	65	79,394
Series B, 5.00%, 09/15/25	110	134,520
Series S, 5.00%, 05/01/25	30	36,333
Series V, 5.00%, 05/01/25	130	157,443

Security	Par (000)	Value

Ohio (continued)
State of Ohio RB
5.00%, 12/01/25	$20	$24,541
Series A, 5.00%, 02/01/25	35	41,862

		1,669,038

Oklahoma — 1.0%
City of Oklahoma City OK GO, 5.00%, 03/01/25	20	24,094
Grand River Dam Authority RB
Series A, 4.00%, 06/01/25	20	22,955
Series A, 5.00%, 06/01/25	85	102,772
Oklahoma Capitol Improvement Authority RB, Series A, 4.00%, 07/01/25	110	127,182
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/25	100	121,632
Oklahoma Turnpike Authority RB, Series E, 5.00%, 01/01/25	60	71,667
Oklahoma Water Resources Board RB, 5.00%, 04/01/25 (OK CERF)	100	120,341

		590,643

Oregon — 0.8%
City of Eugene OR Electric Utility System Revenue RB, 5.00%, 08/01/25	15	18,284
Multnomah County School District No. 1 Portland/OR GO, Series B, 5.00%, 06/15/25 (GTD)	125	151,828
Portland Community College District GO, 5.00%, 06/15/25	20	24,292
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/25	110	135,280
State of Oregon GO
Series H, 5.00%, 08/01/25	100	122,070
Series L, 5.00%, 08/01/25	50	61,035

		512,789

Pennsylvania — 2.7%
City of Philadelphia PA GO, 5.00%, 08/01/25	140	168,895
Commonwealth of Pennsylvania GO
5.00%, 09/15/25 (AGM)	20	24,421
First Series, 5.00%, 01/01/25	165	196,735
First Series, 5.00%, 02/01/25 (AGM)	205	245,524
First Series, 5.00%, 08/15/25	110	133,712
Series 1, 5.00%, 09/15/25	205	249,819
Series 2, 5.00%, 09/15/25	215	262,006
Series D, 5.00%, 08/15/25	40	48,622
County of Bucks PA GO, 5.00%, 06/01/25	15	18,232
Delaware County Authority RB, 5.00%, 12/01/25	60	73,546
Delaware River Port Authority RB, Series B, 5.00%, 01/01/25	110	131,506
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 12/01/25	40	48,853
Series B, 5.00%, 06/01/25	85	101,262

		1,703,133

Rhode Island — 0.5%
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/25	155	187,003
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, 5.00%, 10/01/25	85	104,248
State of Rhode Island GO, Series A, 5.00%, 08/01/25	25	30,488

		321,739

South Carolina — 0.2%
Fort Mill School District No. 4 GO, Series A, 5.00%, 03/01/25	100	120,303

Tennessee — 2.5%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/25	50	61,480
City of Memphis TN Sanitary Sewerage System Revenue RB, 5.00%, 10/01/25	200	245,042

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
County of Montgomery TN GO, 5.00%, 04/01/25	$130	$156,807
County of Shelby TN GO
5.00%, 04/01/25	150	181,015
Series A, 5.00%, 04/01/25	45	54,305
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/25	130	155,555
5.00%, 07/01/25	185	224,910
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/25	90	109,416
State of Tennessee GO, Series A, 5.00%, 08/01/25	70	85,576
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/25 (NPFGC)	115	141,044
Series B, 5.00%, 11/01/25	130	159,441

		1,574,591

Texas — 13.7%
Alvin Independent School District/TX GO, 5.00%, 02/15/25 (PSF)	50	59,876
Arlington Independent School District/TX GO 5.00%, 02/15/25 (PSF)	25	29,992
Series B, 5.00%, 02/15/25 (PSF)	100	119,969
Austin Independent School District GO, 5.00%, 08/01/25 (PSF)	150	183,015
Birdville Independent School District GO, 5.00%, 02/15/25 (PSF)	70	84,092
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/25	65	76,953
City of Arlington TX GOL, 5.00%, 08/15/25	20	24,299
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/25	50	61,239
City of Austin/TX GOL, 5.00%, 09/01/25	75	91,472
City of Dallas TX Waterworks & Sewer System Revenue RB, 5.00%, 10/01/25	100	122,397
City of Frisco TX GOL, 5.00%, 02/15/25	40	47,944
City of Houston TX Airport System Revenue RB, 5.00%, 07/01/25	65	78,793
City of Houston TX Combined Utility System Revenue RB 5.00%, 11/15/25	25	30,761
Series A, 0.00%, 12/01/25 (AGM)(a)	20	18,621
Series B, 5.00%, 11/15/25	85	104,266
City of McKinney TX Waterworks & Sewer System Revenue RB, 5.00%, 03/15/25	15	17,985
City of Plano TX GOL
5.00%, 09/01/25	170	207,335
Series A, 5.00%, 09/01/25	80	97,570
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/25	100	119,876
City of San Antonio TX GOL, 5.00%, 08/01/25	110	133,750
Clear Creek Independent School District GO, 5.00%, 02/15/25 (PSF)	50	60,094
County of Bexar TX GOL, 5.00%, 06/15/25	50	60,527
County of Denton TX GOL, 5.00%, 05/15/25	25	30,229
County of Fort Bend TX GO, Series A, 5.00%, 03/01/25	100	119,973
County of Harris TX GOL, Series B, 5.00%, 10/01/25	45	55,134
County of Harris TX RB, Series A, 5.00%, 08/15/25	90	109,834
County of Montgomery TX GO, Series A, 5.00%, 03/01/25	85	101,790
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/25 (PSF)	75	90,059
Dallas Area Rapid Transit RB, 5.00%, 12/01/25	100	122,704
Dallas Independent School District GO, Series A, 5.00%, 02/15/25 (PSF)	290	348,067
Denton Independent School District GO, 5.00%, 08/15/25 (PSF)	100	121,556
Fort Worth Independent School District GO, 5.00%, 02/15/25 (PSF)	235	281,927
Frisco Independent School District GO, Series A, 5.00%, 08/15/25 (PSF)	300	365,571

Security	Par (000)	Value

Texas (continued)
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/25 (PSF)(a)	$40	$37,551
Judson Independent School District GO, 5.00%, 02/01/25 (PSF)	90	107,888
Katy Independent School District GO
Series A, 5.00%, 02/15/25 (PSF)	105	125,968
Series D, 5.00%, 02/15/25 (PSF)	35	41,989
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/25 (PSF)	105	126,254
Killeen Independent School District GO, 5.00%, 02/15/25 (PSF)	65	77,767
Klein Independent School District GO, Series B, 5.00%, 08/01/25 (PSF)	30	36,477
Leander Independent School District GO
0.00%, 08/15/25 (PSF)(a)	20	18,734
Series A, 5.00%, 08/15/25 (PSF)	125	151,794
Series B, 0.00%, 08/15/25(a)	100	93,414
Lewisville Independent School District GO
5.00%, 08/15/25 (PSF)	55	67,021
Series B, 5.00%, 08/15/25	120	145,939
Lone Star College System GOL, Series B, 5.00%, 02/15/25	180	215,356
Lower Colorado River Authority RB
5.00%, 05/15/25	30	36,120
Series D, 5.00%, 05/15/25	130	156,519
Metropolitan Transit Authority of Harris County RB, Series B, 5.00%, 11/01/25	50	61,292
North East Independent School District/TX GO, 5.00%, 08/01/25 (PSF)	235	285,459
North Texas Municipal Water District RB, 5.00%, 06/01/25	215	259,535
North Texas Tollway Authority RB, 5.00%, 01/01/25	75	89,187
Northside Independent School District GO, Series A, 5.00%, 08/15/25 (PSF)	20	24,287
Northwest Independent School District GO, Series B, 5.00%, 02/15/25 (PSF)	40	47,944
Permanent University Fund — Texas A&M University System RB, Series A, 5.00%, 07/01/25	175	212,856
Permanent University Fund — University of Texas System RB
Series A, 5.00%, 07/01/25	215	261,255
Series B, 5.00%, 07/01/25	115	139,741
Round Rock Independent School District GO, 5.00%, 08/01/25 (PSF)	30	36,567
San Antonio Independent School District/TX GO
5.00%, 02/15/25 (PSF)	225	270,175
5.00%, 08/15/25 (PSF)	160	195,163
San Antonio Water System RB
5.00%, 05/15/25	25	30,272
Series C, 5.00%, 05/15/25	35	42,380
Spring Independent School District GO, 5.00%, 08/15/25 (PSF)	50	60,868
State of Texas GO
5.00%, 04/01/25	65	78,440
Series A, 5.00%, 04/01/25	55	66,372
Series A, 5.00%, 08/01/25	110	134,145
Texas A&M University RB, 5.00%, 05/15/25	55	66,629
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/25	170	207,969
5.25%, 04/01/25	85	103,453
Texas Water Development Board RB
Series A, 5.00%, 04/15/25	105	126,689
Series A, 5.00%, 10/15/25	165	202,196
Series B, 5.00%, 10/15/25	170	208,323
Tyler Independent School District GO, 5.00%, 02/15/25 (PSF)	30	35,958
University of North Texas System RB, Series A, 5.00%, 04/15/25	40	48,217

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
University of Texas System (The) RB 5.00%, 08/15/25	$60	$73,295
Series E, 5.00%, 08/15/25	95	116,050

		8,501,178

Utah — 0.6%
Davis School District GO, Series B, 5.00%, 06/01/25	15	18,197
Ogden City School District GO, 5.00%, 06/15/25 (GTD)	85	102,945
State of Utah GO, 5.00%, 07/01/25	100	121,987
University of Utah (The) RB
5.00%, 08/01/25 (SAP)	25	30,398
Series A, 4.00%, 08/01/25	75	87,409
Utah State Building Ownership Authority RB, 5.00%, 05/15/25	25	30,228

		391,164

Vermont — 0.3%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/25	40	48,737
Vermont Municipal Bond Bank RB, 5.00%, 12/01/25	100	122,768

		171,505

Virginia — 4.3%
City of Charlottesville VA GO, 4.00%, 07/15/25 (SAW)	125	145,956
City of Norfolk VA GO, Series A, 5.00%, 10/01/25	115	140,899
City of Norfolk VA Water Revenue RB, Series B, 5.00%, 11/01/25	125	153,859
City of Richmond VA GO, Series B, 5.00%, 07/15/25 (SAW)	35	42,665
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/25	100	119,917
County of Arlington VA GO, Series B, 5.00%, 08/15/25	75	91,846
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/25	200	246,300
Hampton Roads Sanitation District RB, Series A, 4.00%, 08/01/25	45	52,524
Loudoun County Sanitation Authority RB, 5.00%, 01/01/25	35	41,992
Virginia College Building Authority RB
5.00%, 02/01/25	40	47,929
5.00%, 02/01/28 (PR 02/01/25)	75	90,140
5.00%, 02/01/30 (PR 02/01/25)	300	360,558
Series B, 5.00%, 09/01/25	100	122,328
Series E, 5.00%, 02/01/25	185	222,172
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/25	160	192,544
5.00%, 09/15/25	75	91,672
Virginia Public Building Authority RB, 5.00%, 08/01/25	160	195,311
Virginia Public School Authority RB
5.00%, 03/01/25 (SAW)	90	108,520
Series C, 5.00%, 08/01/25	110	134,079
Virginia Resources Authority RB
Series C, 5.00%, 11/01/25	10	12,290
Series D, 4.00%, 11/01/25	30	35,195

		2,648,696

Washington — 4.8%
Central Puget Sound Regional Transit Authority RB, Series 1, 5.00%, 11/01/25	100	122,710
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 04/01/25	65	78,513
Series C, 5.00%, 09/01/25	170	208,165
City of Seattle WA Water System Revenue RB, 5.00%, 05/01/25	20	24,233
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/25	60	71,635
City of Vancouver WA GOL, Series B, 5.00%, 12/01/25	100	122,768
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/25	25	29,822
Clark County School District No. 114 Evergreen GO, 5.00%, 12/01/25	130	159,680

Security	Par (000)	Value

Washington (continued)
Clark County School District No. 122 Ridgefield GO, 5.00%, 12/01/25	$35	$42,880
County of King WA GOL, 5.00%, 12/01/25	35	43,080
County of Kitsap WA GOL, 5.00%, 06/01/25	20	24,251
Energy Northwest RB
Series A, 5.00%, 07/01/25	155	188,438
Series C, 5.00%, 07/01/25	260	316,090
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/25	130	160,178
Pierce County School District No 10 Tacoma GO, 5.00%, 12/01/25	115	141,549
Pierce County School District No 402 Franklin Pierce GO, 5.00%, 12/01/25	60	73,699
Port of Seattle WA RB, 4.00%, 02/01/25	70	79,954
Port of Tacoma WA RB, Series A, 4.00%, 12/01/25	90	105,128
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/25	75	91,885
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/25	50	61,257
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/25	30	36,907
State of Washington COP, Series C, 5.00%, 07/01/25	35	42,406
State of Washington GO
5.00%, 08/01/25	95	116,024
Series A, 5.00%, 08/01/25	95	116,023
Series A-1, 5.00%, 08/01/25	100	122,130
Series D, 5.00%, 02/01/25	35	42,051
Series F, 0.00%, 12/01/25 (AMBAC)(a)	220	206,021
Series R-2018D, 5.00%, 08/01/25	115	140,449

		2,967,926

West Virginia — 1.1%
State of West Virginia GO, 5.00%, 06/01/25	295	357,877
West Virginia Commissioner of Highways RB, 5.00%, 09/01/25	120	145,555
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/25	125	151,231

		654,663

Wisconsin — 1.7%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/25	150	182,319
State of Wisconsin GO
4.00%, 11/01/25	30	35,176
5.00%, 05/01/25	460	556,315
5.00%, 11/01/25	135	165,827
Wisconsin Department of Transportation RB
5.00%, 07/01/25	45	54,708
Series 1, 5.00%, 07/01/25	45	54,708

		1,049,053

Total Municipal Debt Obligations — 98.5% (Cost: $59,186,017)		61,154,025

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Liquidity Funds: MuniCash, 0.81%(b)(c)	270	$270,025

Total Short-Term Investments — 0.4% (Cost: $270,003)		270,025

Total Investments in Securities — 98.9% (Cost: $59,456,020)		61,424,050

Other Assets, Less Liabilities — 1.1%		669,387

Net Assets — 100.0%		$62,093,437

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	113	157	270	$270,025	$1,308	$152		$12

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$61,154,025	$—	$61,154,025
Money Market Funds	270,025	—	—	270,025

	$270,025	$61,154,025	$—	$61,424,050

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding